Deferred tax - Movement in temporary differences (Details) ₨ in Thousands	12 Months Ended
Mar. 31, 2019 INR (₨)
Movement in temporary differences
Balance at the beginning of the year	₨ 58,189
Acquired through business combination	(2,422)
Recognised in profit or loss	27,394
Recognised in other comprehensive income	779
Unused/utilized tax credit	(3,274)
Balance at the end of the year	80,666
Provision for Gratuity
Movement in temporary differences
Balance at the beginning of the year	(1,581)
Recognised in profit or loss	1,868
Balance at the end of the year	287
Provision for Long Term Compensated Absences
Movement in temporary differences
Balance at the beginning of the year	5,952
Recognised in profit or loss	2,412
Balance at the end of the year	8,364
Rent Equalisation reserve
Movement in temporary differences
Balance at the beginning of the year	1,021
Recognised in profit or loss	(341)
Balance at the end of the year	680
Provision for doubtful debts
Movement in temporary differences
Balance at the beginning of the year	36,990
Recognised in profit or loss	18,659
Balance at the end of the year	55,649
Bonus Payable
Movement in temporary differences
Balance at the beginning of the year	8,243
Recognised in profit or loss	(633)
Balance at the end of the year	7,609
Property, plant and equipment and intangible assets
Movement in temporary differences
Balance at the beginning of the year	(26,022)
Acquired through business combination	(2,422)
Recognised in profit or loss	8,077
Balance at the end of the year	(20,367)
Expenses disallowed u/s 40(a)(ia) & 43B
Movement in temporary differences
Balance at the beginning of the year	26,642
Recognised in profit or loss	(19,293)
Balance at the end of the year	7,349
Unused tax losses
Movement in temporary differences
Recognised in profit or loss	16,645
Balance at the end of the year	16,645
Minimum alternate tax recoverable
Movement in temporary differences
Balance at the beginning of the year	5,027
Unused/utilized tax credit	(3,274)
Balance at the end of the year	₨ 1,754
Recognition period	15 years
OCI-Gratuity
Movement in temporary differences
Balance at the beginning of the year	₨ 1,917
Recognised in other comprehensive income	779
Balance at the end of the year	₨ 2,696